Buffalo High Yield Fund
Schedule of Investments
December 31, 2022 (Unaudited)

Shares or Face Amount			Fair Value*
		PREFERRED STOCKS - 2.24%
		Energy - 1.23%
		Oil, Gas & Consumable Fuels - 1.23%
		NuStar Energy LP (3 Month LIBOR USD + 6.880%)
150,000		9.000%, (effective 12/15/2022, 3 Month LIBOR USD + 6.880%), 12/15/2022 (d)(f)	$3,535,500
		Total Energy (Cost $3,135,472)	3,535,500

		Financials - 1.01%
		Diversified Financial Services - 1.01%
		Compass Diversified Holdings
25,000		7.250%, 07/30/2022 (d)	632,000
100,000		7.875%, 01/30/2025 (d)	2,282,000
		Total Financials (Cost $2,852,111)	2,914,000

		TOTAL PREFERRED STOCKS (Cost $5,987,583)	6,449,500

		CONVERTIBLE BONDS - 3.33%
		Consumer Discretionary - 1.28%
		Auto Components - 0.36%
		Patrick Industries, Inc.
1,250,000		1.750%, 12/01/2028	1,025,425
		Diversified Consumer Services - 0.62%
		Stride, Inc.
2,000,000		1.125%, 09/01/2027	1,791,200
		Internet & Direct Marketing Retail - 0.30%
		Etsy, Inc.
1,000,000		0.250%, 06/15/2028	861,300
		Total Consumer Discretionary (Cost $4,197,540)	3,677,925

		Industrials - 1.77%
		Air Freight & Logistics - 0.36%
		Air Transport Services Group, Inc.
1,000,000		1.125%, 10/15/2024	1,041,300
		Airlines - 0.42%
		Southwest Airlines Co.
1,000,000		1.250%, 05/01/2025	1,204,750
		Electrical Equipment - 0.35%
		Array Technologies, Inc.
1,000,000		1.000%, 12/01/2028	1,021,500
		Machinery - 0.64%
		Greenbrier Cos Inc/The
1,000,000		2.875%, 04/15/2028	886,500
		The Greenbrier Companies, Inc.
1,000,000		2.875%, 02/01/2024	948,520
			1,835,020
		Total Industrials (Cost $4,905,706)	5,102,570

		Information Technology - 0.29%
		Software - 0.29%
		Mitek Systems, Inc.
1,000,000		0.750%, 02/01/2026	830,000
		Total Information Technology (Cost $1,006,473)	830,000

		TOTAL CONVERTIBLE BONDS (Cost $10,109,719)	9,610,495

		CORPORATE BONDS - 70.02%
		Accommodation and Food Services - 0.52%
		Restaurants and Other Eating Places - 0.52%
		Dave & Buster’s, Inc.
1,500,000		7.625%, 11/01/2025 (b)	1,509,690
		Total Accommodation and Food Services (Cost $1,507,297)	1,509,690

		Administrative and Support and Waste Management and Remediation Services - 0.47%
		Business Support Services - 0.15%
		Burford Capital Global Finance LLC
500,000		6.250%, 04/15/2028 (b)	445,602
		Office Administrative Services - 0.32%
		Cargo Aircraft Management, Inc.
1,000,000		4.750%, 02/01/2028 (b)	909,160
		Total Administrative and Support and Waste Management and Remediation Services (Cost $1,458,464)	1,354,762

		Agriculture, Forestry, Fishing and Hunting - 0.65%
		Forest Nurseries and Gathering of Forest Products - 0.65%
		Enviva Partners LP / Enviva Partners Finance Corp.
2,000,000		6.500%, 01/15/2026 (b)	1,886,840
		Total Agriculture, Forestry, Fishing and Hunting (Cost $2,006,106)	1,886,840

		Communication Services - 3.66%
		Entertainment - 0.58%
		Live Nation Entertainment, Inc.
1,000,000		4.875%, 11/01/2024 (b)	969,795
500,000		5.625%, 03/15/2026 (b)	473,619
250,000		4.750%, 10/15/2027 (b)	223,330
			1,666,744
		Interactive Media & Services - 1.93%
		Cars.com, Inc.
3,000,000		6.375%, 11/01/2028 (b)	2,670,371
		Match Group, Inc.
1,000,000		5.000%, 12/15/2027 (b)	921,720
		TripAdvisor, Inc.
2,000,000		7.000%, 07/15/2025 (b)	1,979,219
			5,571,310
		Media - 1.15%
		Gray Television, Inc.
2,060,000		5.875%, 07/15/2026 (b)	1,838,550
500,000		4.750%, 10/15/2030 (b)	355,818
		Townsquare Media, Inc.
1,250,000		6.875%, 02/01/2026 (b)	1,110,939
			3,305,307
		Total Communication Services (Cost $11,490,858)	10,543,361

		Consumer Staples - 0.98%
		Food Products - 0.98%
		Performance Food Group, Inc.
3,000,000		5.500%, 10/15/2027 (b)	2,835,870
		Total Consumer Staples (Cost $3,000,000)	2,835,870

		Consumer Discretionary - 5.35%
		Auto Components - 0.87%
		Patrick Industries, Inc.
3,000,000		4.750%, 05/01/2029 (b)	2,493,900
		Hotels, Restaurants & Leisure - 2.23%
		Golden Entertainment, Inc.
1,000,000		7.625%, 04/15/2026 (b)	987,196
		Nathan’s Famous, Inc.
1,100,000		6.625%, 11/01/2025 (b)	1,077,445
		Royal Caribbean Cruises Ltd.
3,000,000		11.625%, 08/15/2027 (a)(b)	3,012,690
		Six Flags Entertainment Corp.
1,500,000		5.500%, 04/15/2027 (b)	1,356,750
			6,434,081
		Leisure Products - 1.15%
		Vista Outdoor, Inc.
4,500,000		4.500%, 03/15/2029 (b)	3,309,930
		Textiles, Apparel & Luxury Goods - 1.10%
		PVH Corp.
3,120,000		7.750%, 11/15/2023	3,182,913
		Total Consumer Discretionary (Cost $15,862,486)	15,420,824

		Consumer Staples - 1.85%
		Food Products - 1.18%
		TreeHouse Foods, Inc.
4,000,000		4.000%, 09/01/2028	3,406,400
		Personal Products - 0.67%
		BellRing Brands, Inc.
2,000,000		7.000%, 03/15/2030 (b)	1,927,050
		Total Consumer Staples (Cost $5,967,319)	5,333,450

		Consumer, Cyclical - 0.58%
		Motion Picture and Video Industries - 0.58%
		Cinemark USA, Inc.
2,000,000		5.875%, 03/15/2026 (b)	1,668,414
		Total Consumer, Cyclical (Cost $1,985,377)	1,668,414

		Energy - 19.11%
		Energy Equipment & Services - 1.06%
		Bristow Group, Inc.
2,250,000		6.875%, 03/01/2028 (b)	2,073,622
		Enerflex Ltd.
1,000,000		9.000%, 10/15/2027 (a)(b)	998,570
			3,072,192
		Oil, Gas & Consumable Fuels - 18.05%
		Antero Resources Corp.
1,000,000		5.375%, 03/01/2030 (b)	928,460
		Athabasca Oil Corp.
2,550,000		9.750%, 11/01/2026 (a)(b)	2,706,098
		California Resources Corp.
4,000,000		7.125%, 02/01/2026 (b)	3,848,880
		CNX Resources Corp.
4,000,000		7.250%, 03/14/2027 (b)	3,976,880
100,000		6.000%, 01/15/2029 (b)	92,163
500,000		7.375%, 01/15/2031 (b)	479,935
		CONSOL Energy, Inc.
4,790,000		11.000%, 11/15/2025 (b)	4,922,755
		Delek Logistics Partners LP / Delek Logistics Finance Corp.
3,000,000		6.750%, 05/15/2025	2,902,920
		Energy Transfer LP
5,600,000		7.125% (5 Year CMT Rate + 5.306%), 11/15/2165	4,690,000
		Matador Resources Co.
5,500,000		5.875%, 09/15/2026	5,293,516
		MPLX LP
8,900,000		6.875% (3 Month LIBOR USD + 4.652%), 08/15/2023	8,811,000
		Northern Oil and Gas, Inc.
9,100,000		8.125%, 03/01/2028 (b)	8,752,380
		Viper Energy Partners LP
1,750,000		5.375%, 11/01/2027 (b)	1,664,654
		W&T Offshore, Inc.
3,000,000		9.750%, 11/01/2023 (b)	2,957,520
			52,027,161
		Total Energy (Cost $57,052,616)	55,099,353

		Finance and Insurance - 1.60%
		Activities Related to Credit Intermediation - 0.56%
		Scripps Escrow II, Inc.
2,000,000		5.375%, 01/15/2031 (b)	1,605,618
		Other Financial Investment Activities - 1.04%
		Arrow Bidco LLC
3,000,000		9.500%, 03/15/2024 (b)	2,997,248
		Total Finance and Insurance (Cost $5,000,005)	4,602,866

		Financial - 0.93%
		Business Support Services - 0.93%
		Burford Capital Global Finance LLC
3,000,000		6.875%, 04/15/2030 (b)	2,683,475
		Total Financial (Cost $2,985,939)	2,683,475

		Financials - 0.51%
		Consumer Finance - 0.51%
		PRA Group, Inc.
1,100,000		7.375%, 09/01/2025 (b)	1,064,687
500,000		5.000%, 10/01/2029 (b)	413,235
		Total Financials (Cost $1,585,333)	1,477,922

		Health Care - 1.20%
		Pharmaceuticals - 1.20%
		Horizon Therapeutics USA, Inc.
1,000,000		5.500%, 08/01/2027 (b)	1,020,324
		Teva Pharmaceutical Industries Ltd.
2,500,000		6.750%, 03/01/2028 (a)	2,443,238
		Total Health Care (Cost $3,381,265)	3,463,562

		Industrials - 10.72%
		Aerospace & Defense - 0.67%
		TransDigm, Inc.
500,000		6.250%, 03/15/2026 (b)	494,195
500,000		6.375%, 06/15/2026	486,476
1,000,000		5.500%, 11/15/2027	940,470
			1,921,141
		Building Products - 1.94%
		Advanced Drainage Systems, Inc.
1,250,000		6.375%, 06/15/2030 (b)	1,216,262
		Builders FirstSource, Inc.
4,000,000		5.000%, 03/01/2030 (b)	3,551,527
1,000,000		4.250%, 02/01/2032 (b)	813,366
			5,581,155
		Commercial Services & Supplies - 3.99%
		Cimpress NV
1,500,000		7.000%, 06/15/2026 (a)(b)	1,039,320
		CoreCivic, Inc.
6,000,000		8.250%, 04/15/2026	6,161,340
		Deluxe Corp.
2,500,000		8.000%, 06/01/2029 (b)	2,059,500
		GEO Group Inc/The
2,500,000		6.000%, 04/15/2026	2,232,100
			11,492,260
		Construction & Engineering - 1.85%
		MasTec, Inc.
3,000,000		6.625%, 08/15/2029 (b)	2,705,385
		Tutor Perini Corp.
3,000,000		6.875%, 05/01/2025 (b)	2,629,730
			5,335,115
		Trading Companies & Distributors - 2.27%
		Alta Equipment Group, Inc.
2,750,000		5.625%, 04/15/2026 (b)	2,486,495
		BlueLinx Holdings, Inc.
3,000,000		6.000%, 11/15/2029 (b)	2,493,900
		Fly Leasing Ltd.
2,000,000		7.000%, 10/15/2024 (a)(b)	1,565,492
			6,545,887
		Total Industrials (Cost $34,005,000)	30,875,558

		Information - 2.85%
		Data Processing, Hosting, and Related Services - 0.61%
		VM Consolidated, Inc.
2,000,000		5.500%, 04/15/2029 (b)	1,764,120
		Motion Picture and Video Industries - 0.40%
		Lions Gate Capital Holdings LLC
2,000,000		5.500%, 04/15/2029 (b)	1,162,194
		Other Telecommunications - 0.54%
		Consolidated Communications, Inc.
2,000,000		6.500%, 10/01/2028 (b)	1,559,122
		Radio and Television Broadcasting - 1.30%
		Audacy Capital Corp.
2,200,000		6.750%, 03/31/2029 (b)	383,909
		Gray Escrow II, Inc.
1,000,000		5.375%, 11/15/2031 (b)	722,435
		iHeartCommunications, Inc.
2,000,000		8.375%, 05/01/2027	1,704,375
100,000		5.250%, 08/15/2027 (b)	84,866
		Nexstar Media, Inc.
500,000		4.750%, 11/01/2028 (b)	433,255
		Scripps Escrow II, Inc.
500,000		3.875%, 01/15/2029 (b)	401,985
			3,730,825
		Total Information (Cost $12,243,244)	8,216,261

		Information Technology - 1.47%
		Software - 1.47%
		Consensus Cloud Solutions, Inc.
4,500,000		6.000%, 10/15/2026 (b)	4,227,776
		Total Information Technology (Cost $4,460,960)	4,227,776

		Management of Companies and Enterprises - 0.52%
		Management of Companies and Enterprises - 0.52%
		Teva Pharmaceutical Finance Netherlands III BV
1,500,000		7.125%, 01/31/2025 (a)	1,494,030
		Total Management of Companies and Enterprises (Cost $1,500,567)	1,494,030

		Manufacturing - 1.01%
		Aerospace Product and Parts Manufacturing - 0.61%
		TransDigm, Inc.
1,000,000		4.625%, 01/15/2029	881,025
1,000,000		4.875%, 05/01/2029	873,525
			1,754,550
		Other Chemical Product and Preparation Manufacturing - 0.40%
		Garden Spinco Corp.
1,100,000		8.625%, 07/20/2030 (b)	1,167,590
		Total Manufacturing (Cost $3,115,462)	2,922,140

		Materials - 2.39%
		Chemicals - 0.62%
		Chemours Co/The
2,000,000		5.750%, 11/15/2028 (b)	1,799,200
		Metals & Mining - 1.11%
		Taseko Mines Ltd.
2,500,000		7.000%, 02/15/2026 (a)(b)	2,201,473
		Warrior Met Coal, Inc.
1,000,000		7.875%, 12/01/2028 (b)	987,093
			3,188,566
		Paper & Forest Products - 0.66%
		Sylvamo Corp.
2,000,000		7.000%, 09/01/2029 (b)	1,906,370
		Total Materials (Cost $7,519,616)	6,894,136

		Mining, Quarrying, and Oil and Gas Extraction - 5.22%
		Coal Mining - 1.12%
		Alliance Resource Operating Partners LP / Alliance Resource Finance Corp.
3,250,000		7.500%, 05/01/2025 (b)	3,230,663
		Oil and Gas Extraction - 1.90%
		Penn Virginia Holdings LLC
5,500,000		9.250%, 08/15/2026 (b)	5,481,543
		Support Activities for Mining - 2.20%
		Talos Production, Inc.
6,000,000		12.000%, 01/15/2026	6,322,800
		Total Mining, Quarrying, and Oil and Gas Extraction (Cost $15,028,648)	15,035,006

		Professional, Scientific, and Technical Services - 0.79%
		Advertising, Public Relations, and Related Services - 0.29%
		Outfront Media Capital LLC / Outfront Media Capital Corp.
1,000,000		4.625%, 03/15/2030 (b)	828,928
		Other Professional, Scientific, and Technical Services - 0.50%
		Sabre GLBL, Inc.
1,500,000		7.375%, 09/01/2025 (b)	1,435,857
		Total Professional, Scientific, and Technical Services (Cost $2,498,750)	2,264,785

		Real Estate and Rental and Leasing - 1.48%
		Lessors of Real Estate - 1.48%
		IIP Operating Partnership LP
3,000,000		5.500%, 05/25/2026	2,662,898
		Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC
1,000,000		4.750%, 04/15/2028 (b)	796,047
1,200,000		6.500%, 02/15/2029 (b)	797,244
			1,593,291
		Total Real Estate and Rental and Leasing (Cost $5,186,279)	4,256,189

		Transportation and Warehousing - 0.84%
		Pipeline Transportation of Crude Oil - 0.31%
		Delek Logistics Partners LP / Delek Logistics Finance Corp.
1,000,000		7.125%, 06/01/2028 (b)	903,320
		Pipeline Transportation of Natural Gas - 0.53%
		Antero Midstream Partners LP / Antero Midstream Finance Corp.
1,500,000		7.875%, 05/15/2026 (b)	1,520,524
		Total Transportation and Warehousing (Cost $2,498,670)	2,423,844

		Utilities - 1.11%
		Independent Power and Renewable Electricity Producers - 1.11%
		Vistra Corp.
3,500,000		7.000% (5 Year CMT Rate + 5.740%), 06/15/2027	3,189,824
		Total Utilities (Cost $3,495,672)	3,189,824

		Wholesale Trade - 0.90%
		Grocery and Related Product Merchant Wholesalers - 0.90%
		Performance Food Group, Inc.
1,000,000		4.250%, 08/01/2029 (b)	867,800
		Primo Water Holdings, Inc.
2,000,000		4.375%, 04/30/2029 (b)	1,729,543
			2,597,343
		Total Wholesale Trade (Cost $3,000,431)	2,597,343

		TOTAL CORPORATE BONDS (Cost $207,836,364)	201,838,507

		BANK LOANS - 18.91%
		Aerospace & Defense - 2.38%
4,975,000		Maxar Technologies Ltd., Senior Secured First Lien Term Loan (1 Month SOFR USD + 4.250%)	4,977,214
1,896,570		TransDigm, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.250%)	1,887,561
			6,864,775
		Broadcasting - 0.22%
518,692		CBS Radio, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)	374,247
254,698		Nexstar Media Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)	253,075
			627,322
		Capital Goods - 0.52%
1,500,000		Chart Industries T/L (12/22) Senior Secured First Lien Term Loan (1 Month SOFR USD + 3.750%)	1,486,883

		Commercial Services & Supplies - 2.08%
4,987,478		GEO Group Inc/The, Senior Secured First Lien Term Loan (1 Month SOFR USD + 7.125%)	5,005,408
999,978		GEO Group Inc/The, Senior Secured First Lien Term Loan (1 Month SOFR USD + 6.125%)	1,004,978
			6,010,386
		Construction & Engineering - 0.96%
2,933,731		Tutor Perini Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.750%) (g)	2,768,709

		Internet & Direct Marketing Retail - 1.45%
4,432,500		Magnite, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.000%) (g)	4,173,952

		IT Services - 0.99%
2,850,000		MoneyGram International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.500%)	2,848,660

		Media - 3.58%
8,483,800		Directv Financing LLC., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.000%)	8,277,898
962,663		The E.W. Scripps Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.563%)	948,584
174,688		The E.W. Scripps Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	170,305
947,500		The E.W. Scripps Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.000%)	932,302
			10,329,089
		Oil, Gas & Consumable Fuels - 0.54%
1,580,871		Consolidated Energy, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.500%)	1,567,204

		Pharmaceuticals - 2.32%
2,223,921		Jazz Pharmaceuticals., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.500%)	2,207,764
4,925,000		PetIQ Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.250%) (g)	4,481,750
			6,689,514
		Retailers (other than Food/Drug) - 2.54%
1,967,500		Jo-Ann Stores LLC., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.750%)	1,349,380
5,992,094		Portillo’s Holdings LLC., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.500%)	5,965,908
			7,315,288
		Software - 0.43%
183,262		SS&C Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.750%) (c)	180,513
148,987		SS&C Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.750%) (c)	146,752
916,303		SS&C Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.750%) (c)	902,390
			1,229,655
		TELECOMMUNICATION SERVICES - DIVERSIFIED - 0.90%
2,928,009		Consolidated Communications, Inc., Senior Secured First Lien Term Loan (1 Month SOFR USD + 3.500%) (c)	2,594,948

		TOTAL BANK LOANS (Cost $56,246,599)	54,506,385

		SHORT TERM INVESTMENTS - 8.68%
		Investment Company - 8.68%
25,027,584		Fidelity Investments Money Market Funds - Government Portfolio - Class I - 4.074% (e)	25,027,584
		Total Investment Company	25,027,584

		TOTAL SHORT TERM INVESTMENTS (Cost $25,027,584)	25,027,584

		Total Investments (Cost ($305,207,848) - 99.86%	297,432,471
		Other Assets in Excess of Liabilities - 0.14%	392,837
		TOTAL NET ASSETS - 100.00%	$288,264,082

	(a)	Foreign Issued Securities. The total value of these securities amounted to $15,460,911 (5.36% if net assets) at December 31, 2022.
	(b)	144A securities. The total value of these securities amounted to $134,598,431 (46.69% of net assets) at December 31, 2022.
	(c)	Illiquid Security. The total value of these securities amounted to $3,824,603 (1.33% of net assets) at December 31, 2022.
	(d)	Callable at any dividend payment date on or after date disclosed.
	(e)	The rate quoted is the annualized seven-day effective yield as of December 31, 2022.
	(f)	Fixed to floating rate. Effective date of change and formula disclosed. Rate disclosed as of December 31, 2022.
	(g)	Level 3 security. See the accompanying Notes to the Financial Statements for information regarding Level 3 securities.
	*	See the accompanying Notes regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of December 31, 2022, the Fund did not hold fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instInvesting in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at December 31, 2022

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of December 31, 2022. These assets are measured on a recurring basis.

Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Preferred Stocks	$6,449,500	-	-	$6,449,500
Convertible Bonds	-	9,610,495	-	9,610,495
Corporate Bonds	-	201,838,507	-	201,838,507
Bank Loans	-	43,081,974	11,424,411	54,506,385
Short Term Investments	25,027,584	-	-	25,027,584
Total*	$31,477,084	$254,530,976	11,424,411	$297,432,471

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The following is a reconciliation of the Buffalo High Yield Income Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2022:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Period Ended December 31, 2022
Fair Value as of 3/31/2022	$14,060,826
Total unrealized gain included in earnings	-
Total unrealized losses included in earnings	(832,577)
Realized gain included in earnings	58,205
Realized losses included in earnings	(368)
Sales	(1,869,750)
Amortization/Accretion	8,074
Fair Value as of 12/31/2022	$11,424,411

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended December 31, 2022.

FOREIGN CURRENCY TRANSLATION
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold written or purchased call options of December 31, 2022. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of December 31, 2022.  The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Fund’ fair valuation guidelines.  The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.